Trading account gains and losses (Tables)	12 Months Ended
Mar. 31, 2025
Trading Account Gains And Losses [Abstract]
Net Trading Gains and Losses	Net trading gains (losses) for the fiscal years ended March 31, 2023, 2024 and 2025 are comprised of the following:

	2023	2024	2025
	(in millions of yen)
Trading account gains (losses)—net:
Trading securities	(1,003,636)	(171,498)	283,448
Derivative contracts:
Interest rate contracts	(508,743)	(22,003)	(10,636)
Foreign exchange contracts (1)	317,459	387,591	464,463
Equity-related contracts	534,615	240,277	64,292
Credit-related contracts (2)	(3,204)	(2,101)	7,495
Other contracts	59,599	(42,005)	(5,678)

Total	(603,910)	390,260	803,383
Foreign exchange gains (losses)—net (3)	189,526	(19,390)	(185,963)

Net trading gains (losses)	(414,384)	370,870	617,420

Notes:
(1)	Amounts include gains and losses on currency swaps.
(2)
Amounts do not include the net gains (losses) of ¥(653) million, ¥(952) million and ¥(964) million on the credit derivatives economically managing the credit risk of loans during the fiscal years ended March 31, 2023, 2024 and 2025, respectively. The net gains (losses) is recorded in Other noninterest income (expenses).

(3)
Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments. Amounts on derivative instruments include gains and losses on forward foreign exchange contracts and currency options. Amounts on nonderivative instruments include translation gains and losses related to foreign currency-denominated debt securities reported as Trading securities.